Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities
Net profit for the year	R$ 132,573	R$ 95,710		R$ 125,957
Adjustments for:
Depreciation and amortization	93,213	94,558		48,354
Loss on sale and write-off of fixed assets	1,689	3,781		1,237
Interest, monetary variation and exchange rate changes	86,793	57,156		55,087
Unrealized loss (gain) on financial instruments	(14,735)	(7,114)		3,084
Income tax expenses	76,722	104,562	[1],[2]	84,417
Impairment losses on trade receivables and contract assets	1,556	329		497
Impairment of intangible assets	0	0		21,894
(Reversal of) Provision for tax and labor risks	(424)	386		472
Share-based plan	28,116	5,486		2,531
Restructuring expenses	18,327	0		0
Changes in fair value of accounts payable for business acquired	4,863	11,497		0
Others	(571)	(1,855)		98
Changes in operating assets and liabilities
Trade receivables	4,381	(116,574)		(102,300)
Contract assets	63,327	(69,101)		(52,876)
Recoverable taxes	(31,755)	(547)		(13,806)
Suppliers	(13,112)	(29,769)		11,011
Salaries and welfare charges	(61,538)	10,729		63,083
Tax liabilities	1,720	(9,681)		(17,364)
Contract liabilities	17,175	9,636		1,922
Other receivables and payables, net	5,976	1,467		(20,071)
Cash generated from operating activities	414,296	160,656		213,227
Income tax paid	(27,407)	(48,299)		(64,150)
Interest paid on loans and borrowings	(91,788)	(70,096)		(12,149)
Interest paid on lease	(4,057)	(6,169)		(5,753)
Income tax refund	4,198	0		0
Net cash from operating activities	295,242	36,092		131,175
Cash flows from investing activities
Acquisition of property, plant and equipment and intangible assets	(24,109)	(22,967)		(28,703)
Redemption (contribution in) of financial investments	90,298	655,533		(784,915)
Acquisition of subsidiary net of cash acquired	0	(722,665)		(692,722)
Escrow deposit	0	(23,061)		0
Cash outflow on hedge accounting settlement	0	25,263		0
Hedge accounting - ineffective portion inflow	0	5,337		0
Net cash from (used in) investing activities	66,189	(82,560)		(1,506,340)
Cash flows from financing activities
Share-based plan contributions	0	0		1,282
Issuance of common shares at initial public offering	0	0		915,947
Transaction cost of offering	0	0		(55,874)
Dividends paid	0	0		(126,045)
Exercised share-based compensation	1,227	12,668		0
Interest on equity, paid	0	0		(6,288)
Payment of lease liabilities	(24,070)	(26,993)		(17,656)
Proceeds from loans and borrowings	205,093	527,507		740,596
Settlement of derivatives	12,200	390		0
Payment of loans and borrowings	(407,013)	(350,571)		(75,196)
Payment of installment related to accounts payable of business acquired	(77,338)	(62,338)		0
Repurchase of treasury shares	(43,414)	0		0
Net cash from (used in) financing activities	(333,315)	100,663		1,376,766
Net increase in cash and cash equivalents	28,116	54,195		1,601
Cash and cash equivalents as of January 1st	185,727	135,727		162,827
Exchange variation effect on cash and cash equivalents	(2,205)	(4,195)		(20,949)
Cash reduction due to spin-off effect	0	0		(7,752)
Cash and cash equivalents as of December 31st	R$ 211,638	R$ 185,727		R$ 135,727

[1]	failure to recognize deferred tax liabilities related to the amortization of tax-deductible goodwill;
[2]	the amortization of the identifiable intangible assets arising from business combination was erroneously determined to be nondeductible in the income tax calculation; and